ORDINARY SHARES (Details)	12 Months Ended	0 Months Ended			0 Months Ended			12 Months Ended		12 Months Ended						0 Months Ended			0 Months Ended			12 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2011 CNY	May 16, 2011 Expedia [Member] USD ($)	May 16, 2011 Expedia [Member] CNY	Dec. 31, 2013 Expedia [Member]	May 16, 2011 TCH Sapphire Limited [Member] USD ($)	May 16, 2011 TCH Sapphire Limited [Member] CNY	Dec. 31, 2011 TCH Sapphire Limited [Member]	Dec. 31, 2013 Ordinary shares [Member] Votes	Dec. 31, 2012 Ordinary shares [Member]	Dec. 31, 2013 Ordinary shares [Member] Stock Option and Performance Unit Holders [Member] USD ($)	Dec. 31, 2013 Ordinary shares [Member] Stock Option and Performance Unit Holders [Member] CNY	Dec. 31, 2012 Ordinary shares [Member] Stock Option and Performance Unit Holders [Member] USD ($)	Dec. 31, 2012 Ordinary shares [Member] Stock Option and Performance Unit Holders [Member] CNY	Dec. 31, 2011 Ordinary shares [Member] Stock Option and Performance Unit Holders [Member] USD ($)	Dec. 31, 2011 Ordinary shares [Member] Stock Option and Performance Unit Holders [Member] CNY	May 16, 2011 Ordinary shares [Member] Expedia [Member]	Dec. 31, 2013 Ordinary shares [Member] Expedia [Member]	Dec. 31, 2012 Ordinary shares [Member] Expedia [Member]	May 16, 2011 Ordinary shares [Member] TCH Sapphire Limited [Member]	Dec. 31, 2013 Ordinary shares [Member] TCH Sapphire Limited [Member]	Dec. 31, 2012 Ordinary shares [Member] TCH Sapphire Limited [Member]	Dec. 31, 2013 High-vote ordinary shares [Member] Votes	Dec. 31, 2012 High-vote ordinary shares [Member]	Dec. 31, 2013 High-vote ordinary shares [Member] Expedia [Member]	Dec. 31, 2012 High-vote ordinary shares [Member] Expedia [Member]	May 16, 2011 High-vote ordinary shares [Member] TCH Sapphire Limited [Member]	Dec. 31, 2013 High-vote ordinary shares [Member] TCH Sapphire Limited [Member]	Dec. 31, 2012 High-vote ordinary shares [Member] TCH Sapphire Limited [Member]	Dec. 31, 2013 ADS [Member]	Dec. 31, 2012 ADS [Member]	Dec. 31, 2011 ADS [Member]	Dec. 31, 2013 ADS [Member] Brokers [Member]	Dec. 31, 2012 ADS [Member] Brokers [Member]
Shares issued										1,514,356	1,514,356	701,748	701,748	2,783,209	2,783,209	5,400,500			6,031,500							5,038,500						3,730	3,730
Shares issued, value	548,738,742	$ 41,160,160	267,906,836		$ 84,306,565	548,738,742				$ 3,822,233	23,612,292	$ 2,241,138	14,181,963	$ 5,379,723	34,682,960
Ordinary shares, issued shares								41,170,444	39,656,088								17,286,657	17,286,657		6,031,500	6,031,500	33,589,204	33,589,204	28,550,704	28,550,704		5,038,500	5,038,500
Percentage of outstanding shares held																								85.00%	85.00%		15.00%	15.00%
Ownership interest acquired, percentage				82.00%			15.00%																	82.00%	83.00%		15.00%	15.00%
Number of votes per share								1														15
Repurchase of ADSs																														158,233
Previously purchased ADSs reissued, shares																													757,178	350,874	399,586